Goodwill and Intangible Assets - Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Gross	$ 4,217	$ 14,827
Accumulated Amortization	(4,217)	(13,189)
Net	0	1,638
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross		2,530
Accumulated Amortization		(2,169)
Net		361
Festival rights
Finite-Lived Intangible Assets [Line Items]
Gross		8,080
Accumulated Amortization		(6,926)
Net		1,154
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross	4,217	4,217
Accumulated Amortization	(4,217)	(4,094)
Net	$ 0	$ 123